Loss And Loss Adjustment Expense Reserves Historical Claims Duration (Details)	Dec. 31, 2025
Personal Lines Segment | Personal Lines - Property
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	66.20%
Short-duration insurance contracts, historical claims duration, year two	24.30%
Short-duration insurance contracts, historical claims duration, year three	4.60%
Short-duration insurance contracts, historical claims duration, year four	2.10%
Short-duration insurance contracts, historical claims duration, year five	0.70%
Personal Lines Segment | Agency Channel | Personal Lines - Vehicles - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	40.90%
Short-duration insurance contracts, historical claims duration, year two	34.40%
Short-duration insurance contracts, historical claims duration, year three	13.30%
Short-duration insurance contracts, historical claims duration, year four	5.50%
Short-duration insurance contracts, historical claims duration, year five	2.30%
Personal Lines Segment | Agency Channel | Personal Lines - Vehicles - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	94.50%
Short-duration insurance contracts, historical claims duration, year two	5.40%
Short-duration insurance contracts, historical claims duration, year three	0.00%
Short-duration insurance contracts, historical claims duration, year four	0.10%
Short-duration insurance contracts, historical claims duration, year five	0.00%
Personal Lines Segment | Direct Channel | Personal Lines - Vehicles - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	40.50%
Short-duration insurance contracts, historical claims duration, year two	35.50%
Short-duration insurance contracts, historical claims duration, year three	13.70%
Short-duration insurance contracts, historical claims duration, year four	5.50%
Short-duration insurance contracts, historical claims duration, year five	2.10%
Personal Lines Segment | Direct Channel | Personal Lines - Vehicles - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	95.30%
Short-duration insurance contracts, historical claims duration, year two	4.50%
Short-duration insurance contracts, historical claims duration, year three	(0.10%)
Short-duration insurance contracts, historical claims duration, year four	0.10%
Short-duration insurance contracts, historical claims duration, year five	0.00%
Commercial Lines Segment | Commercial Lines - Liability
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	15.20%
Short-duration insurance contracts, historical claims duration, year two	26.00%
Short-duration insurance contracts, historical claims duration, year three	22.80%
Short-duration insurance contracts, historical claims duration, year four	15.60%
Short-duration insurance contracts, historical claims duration, year five	9.10%
Commercial Lines Segment | Commercial Lines - Physical Damage
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	87.60%
Short-duration insurance contracts, historical claims duration, year two	12.20%
Short-duration insurance contracts, historical claims duration, year three	0.10%
Short-duration insurance contracts, historical claims duration, year four	0.40%
Short-duration insurance contracts, historical claims duration, year five	0.30%
Commercial Lines Segment | Commercial Lines - Other
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Short-duration Insurance Contracts, Historical Claims Duration, Year One	21.40%
Short-duration insurance contracts, historical claims duration, year two	27.20%
Short-duration insurance contracts, historical claims duration, year three	14.60%
Short-duration insurance contracts, historical claims duration, year four	9.50%
Short-duration insurance contracts, historical claims duration, year five	5.40%